Details in number of outstanding capital stock (Details) - ₩ / shares	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [Abstract]
Shares authorized	1,200,000,000	1,200,000,000
Shares issued	641,964,077	641,964,077
Par value per share	₩ 5,000	₩ 5,000